Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	Feb. 27, 2015
BP Capital TwinLine Energy Fund | Class A
Risk/Return:
Trading Symbol	BPEAX
BP Capital TwinLine Energy Fund | Class I
Risk/Return:
Trading Symbol	BPEIX
BP Capital TwinLine Energy Fund | Class C
Risk/Return:
Trading Symbol	BPECX
BP Capital TwinLine MLP Fund | Class A
Risk/Return:
Trading Symbol	BPMAX
BP Capital TwinLine MLP Fund | Class I
Risk/Return:
Trading Symbol	BPMIX
BP Capital TwinLine MLP Fund | Class C
Risk/Return:
Trading Symbol	BPMCX